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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1. Annual Report to Shareholders.

KEYCO BOND FUND, INC.

27777 Franklin Road—Suite 1630

Southfield, Michigan 48034

(248) 353-0790

November 20, 2012

To Our Shareholders:

We are pleased to send you this Annual Report of Keyco Bond Fund, Inc. for the year ended September 30, 2012.

Municipal bond interest rates have declined during the year resulting in a significant increase in the value of the Fund’s bond portfolio. Unfortunately, this does not increase interest income for the Fund.

The Board of Directors, on November 2, 2012, declared quarterly dividends totaling $0.73 per share for the year ending September 30, 2013. This amount is subject to revision in September 2013 based upon actual net investment income for the year. Dividends will be paid quarterly on the last business day of January and the first business day of May, August and November.

Taxable dividends were also declared by the Board of Directors in order to comply with the requirements of the Internal Revenue Code. The Fund paid a total of $29,869 (approximately 2.36 cents per share) as a capital gain dividend for the period November 2011 through October 2012.

An IRS Form 1099-DIV will be issued in January 2013 to those shareholders receiving $10 or more of the capital gain dividend in 2012. An IRS Form 1099-INT will also be issued in January 2013 to shareholders receiving $10 or more of tax-exempt dividends which are reported as tax-exempt interest. The tax reporting letter will be sent with your Form 1099-INT.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. will be held on Tuesday, December 18, 2012, at 10:30 a.m. at 27777 Franklin Road, Suite 1630, Southfield, Michigan, for the purpose of electing Directors and ratifying the selection of Grant Thornton LLP as our auditors.

Mark Schlussel and David Page continue to serve as independent outside Directors with remuneration of $1,750 each per meeting. In addition, the Fund pays Tauber Enterprises, LLC $42,000 annually for certain accounting and administrative services and office space rental.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Year Ended September 30, 2012

The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the year was $927,376 or $.73 per share compared with $1,064,936 or $.84 per share last year. This $137,560 change was the result of a decrease of $132,967 in interest income and an increase of $4,593 in expenses.

As of September 30, 2012, the weighted average annual yield on the Fund’s portfolio was 4.78% based on cost and 4.50% based on market value.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses a matrix pricing system.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When rates increase, the value of the bond portfolio decreases. When rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

The net asset value of the Fund was $26,618,879 or $21.01 per share at September 30, 2012, an increase of $759,365 or $.60 per share from September 30, 2011. Municipal bond interest rates ended the year lower than at the beginning of the year.

The weighted average maturity was 12.0 years, a decrease from the prior year weighted average maturity of 12.5 years.

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Year Ended September 30, 2012

Asset Allocation

Based on investment fair value, the bond portfolio is allocated by state/territory as follows:

Other

During the year 15 bonds either matured or were called or sold for total proceeds of $3,343,968. The Fund realized a capital gain of $29,875 which is taxable to the shareholders.

Cash from these dispositions was reinvested in bonds to be pre-refunded or maturing in less than a year to twenty-five years. Portfolio turnover was 13.2%.

KEYCO BOND FUND, INC.

Additional Information

September 30, 2012

Obtaining Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

Information on Proxy Voting Policies, Procedures and Records

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

Keyco Bond Fund, Inc.

Financial Statements and Report of Independent

Registered Public Accounting Firm

September 30, 2012

Report of Independent Registered Public Accounting Firm

Board of Directors and Shareholders

Keyco Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Keyco Bond Fund, Inc. (“the Fund”), including the schedule of portfolio investments, as of September 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keyco Bond Fund, Inc. as of September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Grant Thornton LLP

Chicago, Illinois

November 15, 2012

Keyco Bond Fund, Inc.

Statement of Assets and Liabilities

September 30, 2012

Assets
Investments in securities, at fair value (cost $24,604,622)	$26,154,427
Money market fund	255,079
Cash	24,841
Accrued interest receivable	407,931

Total assets	26,842,278

Liabilities
Accounts payable	4,462
Dividends payable	218,937

Total liabilities	223,399

Net Assets	$26,618,879

Net Assets consist of:
Capital stock, $.02 par value; 3,000,000 shares authorized; 1,267,258 shares issued and outstanding	$25,345
Additional paid-in capital	730,733
Retained earnings prior to July 1, 1979	24,093,500
Accumulated undistributed net investment income	219,496
Net unrealized appreciation of investments	1,549,805

$26,618,879

Net Asset Value per share ($26,618,879 / 1,267,258 shares outstanding)	$21.01

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Operations

For the Year Ended September 30, 2012

Interest income		$1,032,766
Expenses
Legal and accounting	$79,973
Custodial fee	17,490
Directors’ fees	3,500
Miscellaneous	4,427

Total expenses		105,390

Net investment income		927,376

Realized gain on investments
Proceeds from maturity, sale and calls	3,343,968
Cost of securities matured, sold or called	3,314,093

Net realized gain on investments		29,875

Net change in unrealized appreciation of investments
Investments held, September 30, 2012
At fair value	26,154,427
At cost	24,604,622

Unrealized appreciation, September 30, 2012	1,549,805
Less: Unrealized appreciation, September 30, 2011	792,690

Net change in unrealized appreciation of investments		757,115

Net realized and unrealized gain on investments		786,990

Net increase in net assets resulting from operations		$1,714,366

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statements of Changes in Net Assets

For the Years Ended September 30,

	2012	2011
Net assets, beginning of year	$25,859,514	$26,159,300

Changes in net assets from operations
Net investment income	927,376	1,064,936
Net realized gain on investments	29,875	10,122
Changes in unrealized appreciation (depreciation) of investments	757,115	(300,225)

Net increase in net assets resulting from operations	1,714,366	774,833
Changes in net assets from capital transactions
Dividends declared from net investment income	(925,126)	(1,064,497)
Dividends declared from net capital gains	(29,875)	(10,122)

Total distributions	(955,001)	(1,074,619)

Net increase (decrease) in net assets	759,365	(299,786)

Net assets, end of period (including undistributed net investment income of $219,496 and $217,246 at September 30, 2012 and 2011)	$26,618,879	$25,859,514

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Financial Highlights

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements for the years ended September 30.

	2012	2011	2010	2009	2008
Per share operating performance
Net asset value, beginning of period	$20.41	$20.64	$20.63	$19.42	$20.36
Net investment income	0.73	0.84	0.86	0.92	0.96
Net realized and unrealized gain (loss) on investments	0.62	(0.22)	0.02	1.30	(0.89)

Total from investment operations	1.35	0.62	0.88	2.22	0.07

Less distributions from
Net investment income	(0.73)	(0.84)	(0.85)	(0.92)	(0.95)
Net realized gain on investments	(0.02)	(0.01)	(0.02)	(0.09)	(0.06)

Total distributions	(0.75)	(0.85)	(0.87)	(1.01)	(1.01)

Net asset value, end of period	$21.01	$20.41	$20.64	$20.63	$19.42

Total return per share net asset value (a)	6.6%	3.0%	4.3%	11.4%	0.3%

Ratios and supplemental data
Net assets, end of period (in 000s)	$26,619	$25,860	$26,159	$26,152	$24,614
Ratio of net investment income to average net assets	3.5%	4.2%	4.2%	4.6%	4.7%
Ratio of expenses to average net assets	0.4%	0.4%	0.4%	0.3%	0.4%
Portfolio turnover rate	13.2%	7.6%	9.7%	15.4%	12.4%

(a)	Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value excluding reinvestment of dividends. These percentages are not an indication of the performance of a shareholder’s investment in the Fund.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments

September 30, 2012

Long-Term State and Municipal Obligations	Principal Amount	Cost	Fair Value
Michigan (21.2% of investment fair value)
Detroit, Michigan, City School District, 5%, May 2022 (FGIC insured, Q-SBLF enhanced)	$500,000	$517,300	$513,820
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024 (AGM insured)	350,000	363,702	354,116
Fowlerville, Michigan, Community Schools, 3%, May 2025 (Q-SBLF enhanced)	500,000	493,745	509,895
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	432,496	435,904
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	347,633	361,423
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	554,390	535,000
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	500,000	515,200
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	415,496	446,016
Utica, Michigan, Community Schools, 5%, May 2020 (Q-SBLF enhanced)	400,000	423,232	420,524
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	678,178	736,632
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	125,000	127,302	125,469
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	440,000	448,105	441,650
Zeeland, Michigan, Public Schools, 5%, May 2023 (National insured, Q-SBLF enhanced)	225,000	235,348	241,781

	5,350,000	5,536,927	5,637,430

Other States and Territories (77.1% of investment fair value)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)*	$375,000	$367,661	$408,015
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	200,000	214,120	223,986
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	504,310	565,710
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	427,089	476,100
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	400,000	437,140
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026 (AGM insured)	425,000	441,516	462,153
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	555,000	535,789	609,484
Jacksonville, Florida, Sales Tax Revenue, 5%, October 2023 (National insured)	100,000	105,573	104,735
Miami-Dade County, Florida, School Board, Certificates of Participation, Series D, 5%, August 2029 (National FGIC insured)	100,000	104,793	103,942

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments—Continued

September 30, 2012

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (continued)
Pinellas County, Florida, Sewer Revenue, 4.75%, October 2027 (AGM insured)	$190,000	$199,931	$198,622
Florida State, Board of Education, Public Education, Capital Outlay, Series C, 4.75%, June 2034	500,000	524,045	555,280
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	500,000	573,940
Georgia State, Series D, 4%, December 2015	150,000	157,502	156,536
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured)	350,000	368,816	386,221
Hawaii State, Series DN, 5.5%, August 2028	500,000	498,775	612,450
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	470,000	534,390
Illinois State, 4.85%, October 2024 (National insured)	425,000	435,625	425,000
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	798,225	799,665
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	488,420	572,195
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	485,726	527,909
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	982,125	1,064,485
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)*	500,000	531,910	570,690
Clark County, Nevada, 5%, November 2024 (AMBAC insured)*	300,000	324,111	339,345
Las Vegas Valley, Nevada, Water District, Series A, 5%, February 2037	250,000	264,687	270,725
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	400,000	370,616	467,408
New Jersey State, Various Purpose, 4.5%, April 2021 (AMBAC insured)*	350,000	373,167	371,847
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025 (National FGIC insured)	350,000	361,494	351,971
New York, New York, Series O, 5%, June 2022 (CIFG insured)	325,000	347,051	359,502
New York, New York, Series M, 5%, April 2025 (FGIC insured)	315,000	323,026	343,271
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	498,350	533,765
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	494,450	607,080
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)*	500,000	523,050	528,185
North Dakota, State, North Dakota Housing Finance Agency, Series E, Housing Finance Program, 4.75%, July 2030	505,000	505,000	534,810
Toledo, Ohio, City School District, 5%, December 2025 (AGM insured)	250,000	258,100	263,638
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023 (National FGIC insured)	575,000	617,038	602,082

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments—Continued

September 30, 2012

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (continued)
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998 Series A, 5.375%, October 2013 (National insured)	$435,000	$454,144	$435,000
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)*	565,000	560,232	686,204
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	421,720	457,580
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021 (AMBAC insured)*	475,000	483,906	486,533
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	620,000	640,169	678,956
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	399,968	455,652
Fairfax County, Virginia, Economic Development Authority, Laurel Hill Public Facilities Project, 5%, June 2021	100,000	104,918	104,147
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	375,191	413,472
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	304,942	338,604
Washington State, Motor Vehicle Fuel Tax, Series B-2, 4%, August 2014	250,000	268,040	266,073
Washington State, Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	240,000	252,374	252,499

	18,640,000	19,067,695	20,516,997

Total bonds	23,990,000	24,604,622	26,154,427

Money Market Fund (0.9%)
Goldman Sachs Financial Square Tax-Free Money Market	255,079	255,079	255,079

Total investment portfolio	$24,245,079	$24,859,701	26,409,506

Other assets less liabilities (0.8%)			209,373

Net assets (100%)			$26,618,879

*	This bond is covered by insurance issued by Ambac Assured Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds when they fall due is not known at this time.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Notes to Financial Statements

1.	Significant Accounting Policies

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation

The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The Fund’s custodian uses multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the custodian may utilize a market-based approach through which quotes from market makers are obtained. In instances where sufficient market activity may not exist or is limited, the custodian may also utilize proprietary valuation models which may consider various market characteristics such as benchmark yield curves, credit spreads, estimated default rates, coupon rates and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate the fair value. In the unlikely event that the Fund’s custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund’s policies require that the Board of Directors (“Board”) be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Tax-exempt municipal bonds**	$—	$26,154,427	$—
Money market fund	255,079	—	—

Total	$255,079	$26,154,427	$—

There were no transfers between the levels during the year ended September 30, 2012.

**	Refer to Schedule of Portfolio Investment for nature and risk of municipal bonds held by the Fund.

Keyco Bond Fund, Inc.

Notes to Financial Statements — Continued

1.	Significant Accounting Policies — Continued

Income Taxes

Federal Income Taxes

It is the Fund’s intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The components of distributable earnings on a tax basis were as follows:

Accumulated undistributed net investment income		$219,496
Gross unrealized appreciation	$1,655,527
Gross unrealized depreciation	(105,722)

Net unrealized appreciation		1,549,805

		$1,769,301

The tax character of distributions paid was as follows:

	September 30,	September 30,
	2012	2011
Tax-exempt income	$925,098	$1,064,497
Short-term capital gains	28	—
Long-term capital gains	29,875	10,122

	$955,001	$1,074,619

Michigan Business Tax

It has been determined that the Fund has no liability for the Michigan Corporate Income Tax which became effective January 1, 2012, or the Michigan Business Tax which became effective January 1, 2008.

The Fund has reviewed all open tax years for federal and State of Michigan tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements. The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing and for State purposes for four years from the date of filing. The Fund has not been subject to interest and/or penalties on its tax return filings.

Other

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

Keyco Bond Fund, Inc.

Notes to Financial Statements — Continued

1. Significant Accounting Policies — Continued

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.	Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $3,348,775 and $3,343,968, respectively for the year ended September 30, 2012.

3.	Portfolio Manager

The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

4.	Related Party Transactions

Legal and accounting expenses incurred include $42,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.

5.	Risks and Uncertainties

The Fund invests in municipal bonds. Municipal bonds are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds will occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities. The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region.

6.	Subsequent Events

The Fund has evaluated subsequent events through the date these financial statements were issued. No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

Item 2. Code of Ethics.

As of September 30, 2012, the registrant had adopted a code of ethics applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether such individuals are employed by the registrant or a third-party. A copy of the registrant’s Code of Ethics is available to shareholders upon request. If you would like to receive a copy, please contact Keyco Bond Fund, Inc. at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034 and one will be sent, without charge, by first-class mail.

There have been no amendments to the registrant’s code of ethics during the past year. No waivers have been granted under a provision of the code of ethics during the past year.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an “audit committee financial expert” as defined in the instructions to this Form N-CSR.

Although each member of the registrant’s Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant’s Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant’s underlying internal controls and reporting mechanisms and determined that the members of the registrant’s Board of Directors, as a group, have the experience and education necessary to perform the audit committee’s responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.

Item 4. Principal Accountant Fees and Services.

Information is contained under the caption “Fees of Independent Public Accountant” in the registrant’s Proxy Statement dated November 20, 2012 and is incorporated herein by reference.

The registrant’s Board of Directors pre-approves all audit and permissible non-audit services rendered to the registrant.

Item 5. Audit Committee of Listed Registrant.

The registrant’s shares are not listed for trading on a national securities exchange.

Item 6. Schedule of Investments.

This Schedule is included as part of the Report to Shareholders filed under Item 1 hereof.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable because the registrant invests exclusively in non-voting fixed income debt securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Manager: Joel D. Tauber, President of the registrant since 1995, has primary responsibility for the day-to-day management of the Fund’s portfolio. He has served as a manufacturing executive, business consultant and investor since prior to 1999. Following is a report of the number and types of other accounts managed by Mr. Tauber and the assets under management in those accounts:

Registered investment companies	None
Other pooled investment vehicles	None
Other accounts:

Mr. Tauber is managing officer of several limited liability companies which invest directly or indirectly in operating businesses and which may also invest in other investment partnerships and/or marketable securities. The value of the total assets held by each of these limited liability companies is not available because most of the investments held by these entities do not have readily available market values.

Mr. Tauber does not receive any advisory fees which are based on the performance of the investments in these limited liability companies.

Conflicts of Interest: While it is possible for a limited liability company of which Mr. Tauber is managing officer to invest directly in individual municipal bonds, these companies have not done so. It is more likely that, if these entities choose to invest in municipal bonds, they will do so through some type of investment where they will not control or have any influence on which municipal bonds are purchased.

Since Mr. Tauber receives no advisory fee which is based on the performance of any of the accounts of these companies, no potential conflict of interest exists with regard to advisory fees.

The registrant has adopted a Code of Ethics and obtains the quarterly transactions and annual holdings of Mr. Tauber and the accounts over which he has signature authority to review the transactions and holdings for possible conflicts of interest.

Compensation: Mr. Tauber receives no compensation for his services to the registrant.

Valuation of Ownership: The value of the registrant’s shares beneficially owned by Mr. Tauber is over $1,000,000.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

DIRECTORS AND OFFICERS

Following are the directors and officers of the registrant together with a brief description of their principal occupations during the past five years or, in some cases, more than five years. Each director and officer is elected for a one-year term. Mr. Tauber is the father of Ms. Horing. Mr. Purther, Ms. Horing and Mr. Pullman are cousins. The registrant is the only fund in the fund complex. The address for each director and officer is in care of the Company at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years and Other Directorships Held by Director

DISINTERESTED DIRECTORS

Mark E. Schlussel, 71	Director	One year term Director since 1979	Partner in the firm Schlussel & Schefman, attorneys (Birmingham, MI) since April 2004.
David K. Page, 79	Director	One year term Director since 1989	Partner in the firm of Honigman Miller Schwartz and Cohn, attorneys (Detroit, MI) for more than five years. Director of Meadowbrook Insurance Group, Inc.

INTERESTED DIRECTORS AND OFFICERS

Thomas E. Purther, 47	Director, Secretary	One year term Director since 1994	Chairman and CEO of Cambridge Investors, LLC, real estate acquisition and private equity firm (Farmington Hills, MI) since June 2000; Manager and Member of Cambridge Fitness, LLC, an operator of fitness centers (Farmington Hills, MI) since October 2010; CEO of Paramount Bancorp, Inc., a bank holding company, and Chairman of its subsidiary Paramount Bank, a commercial bank (Farmington Hills, MI) from February 1998 to December 2010. The Michigan Office of Financial and Insurance Regulation closed Paramount Bank on December 10, 2010 and placed it into receivership with the Federal Deposit Insurance Corporation (FDIC).

DIRECTORS AND OFFICERS — continued

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years and Other Directorships Held by Director
Ellen T. Horing, 49	Director, Treasurer	One year term Director since 1995	Portfolio manager of Highgate Partners, L.P., an investment partnership (Briarcliff Manor, NY) since January 1993; portfolio advisor and partner, Sterling Stamos Capital Management, LP (formerly SP Capital Management, LP) (New York, NY) January 2003 to December 2004 and reduced interest limited partner in Sterling Stamos Capital Management, LP from December 2004 to July 2007.

Michael Pullman, 28	Director	One year term Director since 2009	Principal at Scenic Investments Colorado Fitness, LLC (New York, NY) from July 2011 to present; acquisitions associate (previously acquisitions analyst) for DLC Management (Tarrytown, NY) from July 2006 to July 2011.

Joel D. Tauber, 77	President	One year term President since October 1995	Manufacturing executive, business consultant and investor since prior to 1999; Chairman of the Board of Directors of KCL Management Corp. (Chicago, IL) since December 2005; Co-Manager of NK Management, LLC (Chicago, IL) since January 2009 and Manager of Carolina Precision Plastics, LLC (Asheboro, NC) from June 2004 to December 2007.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: November 20, 2012

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.